Right of use assets, net	12 Months Ended
Dec. 31, 2024
Changes in right-of-use assets [abstract]
Right of use assets, net	Right of use assets, net
    Changes in the Group’s right of use assets, net in 2024 and 2023 were as follows:

	Agricultural partnerships (*)	Others	Total
At January 1, 2023
Opening net book amount	333,562	26,619	360,181
Exchange differences	19,095	1,074	20,169
Additions and re-measurements	95,386	5,062	100,448
Depreciation	(63,195)	(10,890)	(74,085)
Closing net book amount	384,848	21,865	406,713

At December 31, 2024
Opening net book amount	384,848	21,865	406,713
Exchange differences	(71,415)	(1,571)	(72,986)
Additions and re-measurements	107,050	10,936	117,986
Depreciation	(67,803)	(10,064)	(77,867)
Closing net book amount	352,680	21,166	373,846

    (*) Agricultural partnership has an average term of 6 years.

Depreciation charges are included in “Cost of production of Biological Assets,”“Cost of production of manufactured products,”“General and administrative expenses,”“Selling expenses” and capitalized in “Property, plant and equipment” for the year ended December 31, 2024, 2023 and 2022.